Vessels (Tables)	6 Months Ended
Jun. 30, 2012
Vessels (Abstract)
Vessels (Table Text Block)

	As of	As of
	June 30, 2012	December 31, 2011
Cost:
Vessels	1,193,397	1,217,606
Less: Accumulated depreciation	(161,952)	(143,620)

Vessels, net	$1,031,445	$1,073,986